LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Loans And Advances To Customers Explanatory [Abstract]
Disclosure of loans and advances to banks [text block]
The following is the composition of the loans and financial leasing operations portfolio as of December 31, 2017 and 2016:

Composition	December 31, 2017	December 31, 2016
In millions of COP
Commercial (1)	88,997,241	86,259,708
Consumer	27,646,114	23,925,279
Mortgage	20,512,208	19,155,852
Financial Leases	22,248,951	21,343,923
Small Business Loans	1,063,580	1,062,724
Total gross loans and Financial Leases	160,468,094	151,747,486
Total allowance	(8,223,103)	(6,621,911)
Total Net Loans and financial leases	152,244,991	145,125,575

(1)	Includes loans to financial institutions amounting to COP 7,862,401 and COP 6,217,825 as of December 31, 2017 and December 31, 2016, respectively.

Disclosure of allowance for credit losses [text block]
The following table sets forth the changes in the allowance for loans and advances and lease losses as of December 31, 2017, 2016 and 2015:

As of December 31, 2017

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
+Balance at beginning of period	3,499,791	1,791,123	653,936	567,046	110,015	6,621,911
+ Provisions for loan losses (1)	3,594,310	2,310,518	284,392	276,687	119,690	6,585,597
- Charges-off	(792,145)	(1,302,630)	(37,677)	(77,762)	(65,086)	(2,275,300)
- Recoveries (1)	(1,783,649)	(510,684)	(253,578)	(133,986)	(24,141)	(2,706,038)
+/- Translation adjustment	(4,127)	3,502	(1,972)	(583)	113	(3,067)
= Balance at end of year	4,514,180	2,291,829	645,101	631,402	140,591	8,223,103

(1)
The provision for loan losses, net COP 3,879,559 differs from the COP 3,468,699 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 410,860 due to the recovery of charged-off loans.

As of December 31, 2016

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
+Balance at beginning of period	2,694,965	1,321,281	572,772	579,151	80,586	5,248,755
+Allowance for loan of PA Leasing	-	-	-	27,825	-	27,825
+ Provisions for loan losses (1)	2,684,559	1,922,315	225,291	221,694	95,272	5,149,131
- Charges-off	(489,573)	(902,400)	(24,619)	(74,900)	(41,710)	(1,533,202)
- Recoveries (1)	(1,379,288)	(525,510)	(109,912)	(180,537)	(23,645)	(2,218,892)
+/- Translation adjustment	(10,872)	(24,563)	(9,596)	(6,187)	(488)	(51,706)
= Balance at end of year	3,499,791	1,791,123	653,936	567,046	110,015	6,621,911

(1)
The provision for loan losses, net COP 2,930,239 differs from the COP 2,643,710 presents in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income, in the amount of COP 286,529 due to the recovery of charged-off loans.

The sale of Compañia de Financiamiento Tuya S.A took place on October 31, 2016. The amounts recognized until that date are presented in the line “Net income from discontinued operations” of the Statement of Income, the following table is the movement associated with this company:

Concept	December 31, 2016
+Balance at beginning of period	351,375
+ Provisions for loan losses (*)	465,947
- Charges-off	(228,757)
- Recoveries (*)	(147,668)
= Balance at end of year	440,897

(*)
The provision for loan losses net of COP 318,279 differs from the COP 323,290 presented in “Credit impairment charges on loans and advances and financial leases, net" in note 30. Discontinued operations, in the amount of COP 5,011 due to provision on off balance sheet credit exposures that is accounted for as a liability under IAS 37.

As of December 31, 2015

Concept	Commercial	Consumer	Mortgage	Financial Leases	Small business loans	Total
In millions of COP
+Balance at beginning of period	2,360,488	1,479,460	456,983	415,766	76,560	4,789,257
- Discontinued operations(1)	-	(282,098)	-	-	-	(282,098)
+ Provisions for loan losses (2)	2,671,337	697,282	145,663	498,092	47,880	4,060,254
- Charges-off	(711,257)	(629,628)	(12,765)	(31,723)	(36,682)	(1,422,055)
- Recoveries(2)	(1,709,293)	(64,340)	(63,632)	(328,183)	(9,947)	(2,175,395)
+/- Translation adjustment	83,690	120,605	46,523	25,199	2,775	278,792
= Balance at end of year	2,694,965	1,321,281	572,772	579,151	80,586	5,248,755

(1)	As of December 31, 2015, Compañía de Financiamiento Tuya S.A. was considered as a discontinued operation, see Note 30 Discontinued Operation. In October 2016, this sale was completed.
(2)
The provision for loan losses, net COP 1,884,859 differs from the COP 1,667,680 presented in the line “Credit impairment charges on loans and advances and financial leases, net” of the Consolidated Statement of Income in the amount of COP 217,179 due to the recovery of charged-off loans.

The changes in the allowance for loan losses for Tuya as of December 31, 2015 is as follows:

Concept	December 31, 2015
+Balance at beginning of period	282,098
+ Provisions for loan losses (*)	446,614
- Charges-off	(236,196)
- Recoveries (*)	(141,141)
= Balance at end of year	351,375

(*)
The provision for loan losses net of COP 305,473 differs from the COP 324,309 presented in “Credit impairment charges on loans and advances and financial leases, net” in note 30 discontinued operations, in the amount of COP 18,836 due to the expense of the contingent component of credit cards.

Disclosure of finance lease and operating lease by lessor [text block]
The Bank has subscribed lease agreements as lessor. These leases arrangements involve machinery and equipment, computer equipment, automobile and furniture and fixtures and their terms range between one and twenty years, as follows:

As of December 31, 2017

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Within 1 year	759,852	526,604
Over 1 year, but less than 5 years	7,842,992	6,188,894
Over 5 years	22,212,438	15,533,453
Total gross investment in finance lease receivable/ present value of minimum payments	30,815,282	22,248,951
Less: Future financial income (1)	(8,566,331)	-
Present value of payments receivable	22,248,951	22,248,951
Minimum non-collectable payments impairment	(447,361)	(447,361)
Total	21,801,590	21,801,590

(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

As of December 31, 2016

Period	Gross investment in finance lease receivable	Present value of minimum payments
In millions of COP
Within 1 year	835,177	570,504
Over 1 year, but less than 5 years	8,597,818	6,667,322
Over 5 years	20,699,269	14,106,097
Total gross investment in finance lease receivable/ present value of minimum payments	30,132,264	21,343,923
Less: Future financial income (1)	(8,788,341)	-
Present value of payments receivable	21,343,923	21,343,923
Minimum non-collectable payments impairment	(518,992)	(518,992)
Total	20,824,931	20,824,931

(1)	Future financial income: Total Gross Investment - Total Present Value of minimum payments

Disclosure of detailed information about unsecured residual values by type of asset explanatory [Text Block]
The following table sets the unsecured residual values by type of asset as of December 31, 2017 and 2016:

Type of asset	December 31, 2017	December 31, 2016
In millions of COP
Automobile	26,841	4,264
Technology	20,921	19,061
Machinery and equipment	8,627	41,244
Furniture and fixtures	62	45
Total	56,451	64,614

(*)	The unsecured residual value is the part of the residual value of the leased asset, whose realization is not secured or is secured by a third party related to the lessor.

Disclosure of maturity analysis of operating lease payments [text block]
The following table presents the information of minimum payments by lease to be received:

	December 31, 2017	December 31, 2016
In millions of COP
Within 1 year	110,993	140,883
Over 1 year, but less than 5 years	960,037	823,035
Over 5 years	154,996	138,769
Total	1,226,026	1,102,687